Loss before tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss Before Tax
Schedule of loss profit before tax

Loss before tax has been arrived at after charging:

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$
Amortization of intangible assets	115,854	110,806
Allowance of expected credit losses for trade and other receivables	1,277	11,673
Depreciation of plant and equipment	16,609	109,404
Employee benefits expense	616,862	557,842
Exchange losses	325,411	284
Share-based payment (Note 21)	2,793,584	3,606,000

(Loss)/profit before tax has been arrived at after charging/(crediting):

	2024	2023	2022
	S$	S$	S$

Amortization of intangible asset	231,710	217,124	85,474
(Reversal of)/provision for expected credit loss (“ECL”)	(2,110)	26,049	-
Bad debt written off	9,068	227,067	696,526
Depreciation of plant and equipment	55,754	207,649	123,006
Employee benefits expense (see below)	1,303,025	1,665,720	1,994,543
Exchange loss/(gain)	3,754	(96,964)	115,943
Loss on disposal of plant and equipment	533	-	245
Share-based payment expenses	3,606,000	-	-
Written-off of plant and equipment	53,295	1,731	7,925
Included in the employee benefits expense are as follows:
Salaries, bonuses, and allowances	1,148,061	1,471,162	1,800,863
Employer’s contribution to defined contributions plans	118,555	106,688	190,079
Skills development levy	1,580	2,035	3,601

Schedule of key management personal compensation

Compensation of key management personnel

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Salaries, bonuses, and allowances	132,000	132,000
Employer’s contribution to Central Provident Fund	15,096	13,872

	147,096	145,872

Included in the above is key management personnel compensation as follows:

	2024	2023	2022
	S$	S$	S$

Salaries, bonuses, and allowances	264,000	264,000	319,320
Employer’s contribution to defined contributions plans	27,744	24,888	36,720

	291,744	288,888	356,040